EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2020	2019
Net earnings (loss)
Net loss from continuing operations	$(70,151)	$(74,663)
Net earnings from discontinued operations	20,810	4,125
	$(49,341)	$(70,538)
Weighted average shares used in computation of:
Basic	36,393	36,166
Diluted	36,393	36,166
Basic and diluted net earnings (loss) per share (in dollars):
Continuing operations	$(1.93)	$(2.06)
Discontinued operations	0.57	0.11
	$(1.36)	$(1.95)